Note 8 - Line of Credit (Details Textual) - Line of Credit [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,500
Line of Credit Facility, Interest Rate at Period End		7.22%	6.08%
Long-Term Line of Credit		$ 0	$ 0
Debt Issuance Costs, Line of Credit Arrangements, Net		$ 0	$ 0
LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate	1.75%